Stock Option Plan - Schedule of Stock Option Activity (Details) - $ / shares			9 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2025	Sep. 30, 2024
Share-Based Payment Arrangement, Noncash Expense [Abstract]
Shares Available for Grant, Options granted			(539,564)
Number of Options, Options granted			539,564
Weighted-Average Exercise Price Per Share, Options granted (in Dollars per share)			$ 3.64
Shares Available for Grant, Options exercised
Number of Options, Options exercised
Weighted-Average Exercise Price Per Share, Options exercised (in Dollars per share)
Shares Available for Grant, Options expired				3,459
Number of Options, Options expired				(3,459)
Weighted-Average Exercise Price Per Share, Options expired (in Dollars per share)
Shares Available for Grant, Options cancelled/forfeited			4,114
Number of Options, Options cancelled/forfeited			(4,114)
Weighted-Average Exercise Price Per Share, Options cancelled/forfeited (in Dollars per share)			$ 1.83
Shares Available for Grant, Balances	539,564	536,105	4,114	539,564
Number of Options, Balances	1,027,897	1,031,356	1,563,347	1,027,897
Weighted- Average Exercise Price Per Share, Balances (in Dollars per share)	$ 1.16	$ 1.16	$ 2.02	$ 1.16
Weighted-Average Remaining Contractual Term, Balances	3 years	3 years 8 months 12 days	6 years 2 months 26 days	3 years 2 months 4 days
Number of Options, Exercisable			818,637	525,969
Weighted-Average Exercise Price Per Share, Exercisable (in Dollars per share)			$ 3.02	$ 1.41
Weighted-Average Remaining Contractual Term, Exercisable			5 years 3 months 29 days	4 years 6 months 3 days